Segmental Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Segmental Net Earnings

Segmental net earnings for the year ended December 31, 2018:

	Year Ended December 31, 2018
In thousands of U.S. Dollars	International	United Kingdom	Australia	Corporate	Intercompany eliminations **	Consolidated
Revenue	1,440,177	394,131	196,930	—	(2,000)	2,029,238
Poker	886,628	5,929	—	—	—	892,557
Gaming	428,364	157,482	—	—	—	585,846
Betting	79,117	215,921	196,101	—	—	491,139
Other	46,068	14,799	829	—	(2,000)	59,696

Adjusted EBITDA (*)	700,887	99,960	21,072	(40,970)	—	780,949

Net financing charges	—	—	—	363,884	—	363,884

Depreciation and amortization	144,304	108,879	29,476	147	—	282,806

Capital expenditures	81,189	18,971	12,386	1,182	—	113,728

Segmental net earnings for the year ended December 31, 2017:

	Year Ended December 31, 2017
In thousands of U.S. Dollars	International	United Kingdom	Australia	Corporate	Intercompany eliminations	Consolidated
Revenue	1,312,315	—	—	—	—	1,312,315
Poker	877,296	—	—	—	—	877,296
Gaming	334,781	—	—	—	—	334,781
Betting	49,231	—	—	—	—	49,231
Other	51,007	—	—	—	—	51,007

Adjusted EBITDA (*)	636,404	—	—	(36,098)	—	600,306

Net financing charges	—	—	—	158,332	—	158,332

Depreciation and amortization	147,027	—	—	159	—	147,186

Capital expenditures	35,939	—	—	163	—	36,102

* Adjusted EBITDA is used internally by the CODM when analyzing underlying segment performance.

** The Corporation has excluded from its consolidated results $2.0 million of Other revenue included in the International segment related to certain non-gaming related transactions with the United Kingdom segment. A corresponding exclusion in the consolidated results is recorded to sales and marketing expense in the United Kingdom segment.

Summary of Reconciliation of Adjusted EBITDA to Net Earnings (Loss)

A reconciliation of Adjusted EBITDA to Net earnings (loss) is as follows:

	Year Ended December 31,
In thousands of U.S. Dollars	2018	2017
Consolidated
Adjusted EBITDA	780,949	600,306
Add (deduct) the impact of the following:
Acquisition-related costs and deal contingent forwards	(115,569)	—
Stock-based compensation	(12,806)	(10,622)
(Loss) gain from investments and associates	(1,667)	33,598
(Impairment) reversal of intangibles assets and assets held for sale	(6,223)	6,799
Other costs	(108,956)	(35,501)
Total adjusting items	(245,221)	(5,726)
Depreciation and amortization	(282,806)	(147,186)
Operating income	252,922	447,394
Net financing charges	(363,884)	(158,332)
Net earnings (loss) from associates	1,068	(2,569)
(Loss) earnings before income taxes	(109,894)	286,493
Income tax recovery (expense)	988	(27,208)
Net (loss) earnings	(108,906)	259,285

Summary of Distribution of Corporation's Assets by Reporting Segment

The distribution of the Corporation’s assets by reporting segment is as follows:

	International	United Kingdom	Australia	Corporate	Total
Total assets as at December 31, 2018	5,248,115	5,430,110	510,805	76,508	11,265,538

Total assets as at December 31, 2017	5,398,392	—	—	16,734	5,415,126

Summary of Segment by Geographic Region

The distribution of some of the Corporation’s non-current assets (goodwill, intangible assets and property and equipment) by geographic region is as follows:

	As at December 31,
In thousands of U.S. Dollars	2018	2017
Geographic Area
Canada	66,830	53,394
Isle of Man	4,346,599	4,446,503
Italy	30	35
United Kingdom	5,191,994	6,511
Australia	456,422	—
Other licensed or approved jurisdictions	31,973	15,744
	10,093,848	4,522,187

Summary of Segment by Customer Location	The following tables set out the proportion of revenue attributable to each gaming license or approval (as opposed to the jurisdiction where the customer was located) that either generated a minimum of 5% of total consolidated revenue for the year ended December 31, 2018 or 2017, or that the Corporation otherwise deems relevant based on its historical reporting of the same or otherwise:

	Year Ended December 31, 2018
In thousands of U.S. Dollars	International	United Kingdom	Australia	Intercompany eliminations *	Total
Geographic Area
Isle of Man	377,702	—	—	(2,000)	375,702
Malta	497,126	—	—	—	497,126
Italy	156,946	1,144	—	—	158,090
United Kingdom	73,969	388,421	—	—	462,390
Spain	121,776	86	—	—	121,862
Australia	—	190	196,930	—	197,120
Other licensed or approved jurisdictions	212,658	4,290	—	—	216,948
	1,440,177	394,131	196,930	(2,000)	2,029,238

	Year Ended December 31, 2017
In thousands of U.S. Dollars	International	United Kingdom	Australia	Intercompany eliminations *	Total
Geographic Area
Isle of Man	378,714	—	—	—	378,714
Malta	434,845	—	—	—	434,845
Italy	134,965	—	—	—	134,965
United Kingdom	71,553	—	—	—	71,553
Spain	83,423	—	—	—	83,423
France	61,132	—	—	—	61,132
Other licensed or approved jurisdictions	147,683	—	—	—	147,683
	1,312,315	—	—	—	1,312,315

* The Corporation has excluded from its consolidated results $2.0 million of Isle of Man revenue included in the International segment related to certain non-gaming related transactions with the United Kingdom segment. A corresponding exclusion in the consolidated results is recorded to sales and marketing expense in the United Kingdom segment.